ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Issued debt instruments current	$ 350,401	$ 1,151,271
Issued debt instruments non current	6,743,252	6,175,101
Issued debt instruments	709,365	7,326,372
Other financial liabilities current	212,825	158,488
Other financial liabilities non current	29,205	81,528
Other financial liabilities	242,030	240,016
Issued debt instruments and other financial liabilities current	563,226	1,309,759
Issued debt instruments and other financial liabilities non current	6,772,457	6,256,629
Issued debt instruments and other financial liabilities	7,335,683	7,566,388
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	8,691	11,236
Issued debt instruments non current	25,788	35,015
Issued debt instruments	34,479	46,251
Senior bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	337,166	1,135,713
Issued debt instruments non current	5,849,594	5,280,561
Issued debt instruments	6,186,760	6,416,274
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	4,541	4,318
Issued debt instruments non current	94,681	99,864
Issued debt instruments	99,222	104,182
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	3	4
Issued debt instruments non current	773,189	759,661
Issued debt instruments	$ 773,192	$ 759,665